The Company (Details Narrative) (USD $)	0 Months Ended
	Apr. 30, 2014	Apr. 11, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Number of shares of common stock outstanding			15,200,000
Share Exchange Agreement [Member]
Unregistered common stock issued		9,200,000
Common stock, par value		$ 0.001
Number of common stock returned to company by the officer		5,000,000
Number of shares assigned to shareholders from the holdings of officer		2,500,000
Number of shares owned by the shareholders, total		11,700,000
Additional number of common shares assigned to other parties		2,100,000
Percentage of issued and outstanding common stock own by shareholders of subsidiary	76.97%